Share Based Compensation (PSUs Granted) (Details) (Performance Share Units [Member})	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement, Options [Line Items]
Description of award	In March 2012, the Company’s Compensation Committee approved a revised LTIP plan for all executive officers and certain employees effective January 1, 2012. Under the revised plan, PSU payments were awarded at the end of a three year performance period and payment amounts ranged from 0% to 175% of the target award subject to the Company’s performance against pre-established performance measures. These performance measures were recommended by executive management and submitted to the Compensation Committee for their approval. In addition to these performance measures, the Compensation Committee may evaluate performance results and retains the authority and discretion to amend PSU payments. PSU award payments are paid in lump sum cash amounts based on the volume weighted average trading price of the Company’s shares for the five trading days immediately preceding the vesting date.
Grant date	Mar. 16, 2012
Effective date	Jan. 01, 2012
Award vesting rights	PSU payments were awarded at the end of a three year performance period
Terms of award	payment amounts ranged from 0% to 175% of the target award subject to the Company’s performance against pre-established performance measures. These performance measures were recommended by executive management and submitted to the Compensation Committee for their approval. In addition to these performance measures, the Compensation Committee may evaluate performance results and retains the authority and discretion to amend PSU payments. PSU award payments are paid in lump sum cash amounts based on the volume weighted average trading price of the Company’s shares for the five trading days immediately preceding the vesting date. A participant who voluntarily terminates employment or is terminated with cause prior to the date of payment forfeits all rights to, or interest in, any unvested award. If a participant’s employment is terminated without cause, or by death, disability or retirement, after the mid-point of the performance period, the participant is entitled to the full amount of the participant’s unvested PSUs and related dividend PSUs. If a participant’s employment is terminated without cause, or by death, disability or retirement, prior to the mid-point of the performance period, the participant is entitled to a pro-rated amount of the award that the Compensation Committee determines would have been paid to the participant had their employment continued to the end of the performance period. Starting in 2013, if a participant’s employment is terminated without cause, the participant is entitled to a pro-rata amount of the award that the Compensation Committee determines would have been paid to the participant had their employment continued to the end of the performance period. If a participant is disabled, dies or meets certain qualifying conditions upon retirement, the participant is entitled to be paid the full amount of the PSU award had the participant continued employment to the end of the three year performance period.
Minimum [Member]
Share-based Compensation Arrangement, Options [Line Items]
Target award	0.00%
Maximum [Member]
Share-based Compensation Arrangement, Options [Line Items]
Target award	175.00%